Real Estate (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009 Apartmentunit LandParcels Year Property Hector Project	Dec. 31, 2008
Table of Real Estate Owned
Land	$ 4,110,275,000	$ 3,650,324,000
Depreciable property:
Buildings and improvements	13,995,121,000	12,781,543,000
Furniture and Fixtures, Gross	1,231,391,000	1,111,978,000
Land - Projects under development	28,260,000	106,716,000
Construction-in-progress	130,337,000	668,979,000
Land - Land held for development	235,247,000	252,320,000
Investment in real estate	19,702,371,000	18,465,144,000
Accumulated depreciation	(4,337,357,000)	(3,877,564,000)
Investment in real estate, net	15,365,014,000	14,587,580,000
Significant Acquisitions and Disposals [Line Items]
Properties - acquired	16	2
Units - acquired	4,445	566
Net (loss) on sales of land parcels	(1,395,000)		2,976,000
Acquired Properties
Properties - acquired	16	2
Units - acquired	4,445	566
Purchase Price - acquired	1,554,570,000	156,536,000
Total Properties:
Properties - disposed	63	61
Units - disposed	13,448	12,551
Sales Price - disposed	1,140,491,000	1,013,258,000
Equity interest in Acquired property	75.00%
Interest in unconsolidated rental properties	25.00%	25.00%
Real Estate (Textuals) [Abstract]
Gain on sale of discontinued operations	298,000,000	335,300,000
Land parcels acquired	6
Land Parcels Disposed		1
Projects under development [Member]
Depreciable property:
Construction-in-progress	102,077,000	562,263,000
Land held for development [Member]
Depreciable property:
Construction-in-progress	36,782,000	70,890,000
Land - Land held for development	198,465,000	181,430,000
Consolidated Rental Properties [Member]
Total Properties:
Properties - disposed	35	54
Units - disposed	7,171	11,055
Sales Price - disposed	718,352,000	905,219,000
Unconsolidated Rental Properties [Member]
Significant Acquisitions and Disposals [Line Items]
Properties - acquired	7	1
Cost of acquiring properties	105,100,000	18,500,000
Units - acquired	1,811	250
Net (loss) on sales of land parcels	28,100,000	10,700,000
Acquired Properties
Properties - acquired	7	1
Units - acquired	1,811	250
Total Properties:
Properties - disposed	27	6
Units - disposed	6,275	1,434
Sales Price - disposed	417,779,000	96,018,000
Equity interest in Acquired property		75.00%
Interest in unconsolidated rental properties	25.00%
Land Parcel (one) [Member]
Significant Acquisitions and Disposals [Line Items]
Net (loss) on sales of land parcels	1,400,000
Acquired Properties
Purchase Price - acquired		11,500,000
Total Properties:
Sales Price - disposed	4,000,000
Condominium Conversion Properties [Member]
Total Properties:
Properties - disposed	1	1
Units - disposed	2	62
Sales Price - disposed	360,000	12,021,000
Unaffiliated Parties [Member]
Significant Acquisitions and Disposals [Line Items]
Properties - acquired	16	2
Units - acquired	4,445	566
Acquired Properties
Properties - acquired	16	2
Units - acquired	4,445	566
Purchase Price - acquired	1,485,701,000	145,036,000
Land Parcel Six [Member]
Acquired Properties
Purchase Price - acquired	$ 68,869,000